UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2023
Semiannual Report
T. ROWE PRICE
Spectrum Allocation Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Spectrum Allocation Funds
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Spectrum Allocation Funds
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023.
Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging
Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-
than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year
Treasury note briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment

T. ROWE PRICE Spectrum Allocation Funds

makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Spectrum Allocation Funds
Portfolio Summary

SPECTRUM CONSERVATIVE ALLOCATION FUND
SPECTRUM MODERATE ALLOCATION FUND
SECURITY DIVERSIFICATION
Spectrum Conservative Allocation Fund
* Includes the cash underlying futures positions.
SECURITY DIVERSIFICATION
Spectrum Moderate Allocation Fund
* Includes the cash underlying futures positions.

T. ROWE PRICE Spectrum Allocation Funds

SPECTRUM MODERATE GROWTH ALLOCATION FUND
SECURITY DIVERSIFICATION
Spectrum Moderate Growth Allocation Fund
* Includes the cash underlying futures positions.

T. ROWE PRICE Spectrum Allocation Funds

FUND EXPENSE EXAMPLE
As mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Spectrum Allocation Funds

SPECTRUM CONSERVATIVE ALLOCATION FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,037.60 $1.99
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.05   1.97
I Class
Actual   1,000.00   1,038.80   1.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.65   1.37
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.39%, and
the
2
I Class was 0.27%.
SPECTRUM MODERATE ALLOCATION FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,048.70 $2.77
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.30   2.73
I Class
Actual   1,000.00   1,048.90   2.05
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.00   2.02
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.54%, and
the
2
I Class was 0.40%.
FUND EXPENSE EXAMPLE  (CONTINUED)

T. ROWE PRICE Spectrum Allocation Funds

SPECTRUM MODERATE GROWTH ALLOCATION FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,061.70 $3.25
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.85   3.18
I Class
Actual   1,000.00   1,062.50   2.48
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.60   2.43
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.63%, and
the
2
I Class was 0.48%.
FUND EXPENSE EXAMPLE  (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C11-051 1/24

November 30, 2023
SemiAnnual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSIX Spectrum Conservative
Allocation Fund –
.
PPIPX Spectrum Conservative
Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Conservative Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 18.08 $ 19.22 $ 22.49 $ 19.35 $ 19.14 $ 19.59
Investment activities
Net investment
income
(1)(2)
0.23 0.44 0.31 0.29 0.36 0.46
Net realized and
unrealized gain/loss 0.44 (0.56) (1.93) 3 .65 0.52 0.09
Total from
investment activities 0.67 (0.12) (1.62) 3.94 0.88 0.55
Distributions
Net investment
income (0.27) (0.42) (0.30) (0.28) (0.39) (0.46)
Net realized gain — (0.60) (1.35) (0.52) (0.28) (0.54)
Total distributions (0.27) (1.02) (1.65) (0.80) (0.67) (1.00)
NET ASSET VALUE
End of period $ 18.48 $ 18.08 $ 19.22 $ 22.49 $ 19.35 $ 19.14

T. ROWE PRICE Spectrum Conservative Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
3.76% (0.43)% (7.85)% 20.70% 4.60% 3.02%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.60%
(4)
0.60% 0.56% 0.55% 0.56% 0.57%
Net expenses after
waivers/payments
by Price Associates 0.39%
(4)
0.38% 0.36% 0.37% 0.38% 0.39%
Net investment
income 2.51%
(4)
2.40% 1.42% 1.38% 1.84% 2.37%
Portfolio turnover rate 30.5% 66.2% 83.8% 62.2% 73.0% 63.8%
Net assets, end of
period (in millions) $1,024 $1,047 $1,256 $2,190 $1,861 $1,853
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Spectrum Conservative Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 18.05 $ 19.20 $ 22.48 $ 19.35 $ 19.14 $ 19.58
Investment activities
Net investment
income
(1)(2)
0.24 0.46 0.35 0.31 0.37 0.48
Net realized and
unrealized gain/loss 0.45 (0.57) (1.94) 3.64 0.53 0.09
Total from
investment activities 0.69 (0.11) (1.59) 3.95 0.90 0.57
Distributions
Net investment
income (0.28) (0.44) (0.34) (0.30) (0.41) (0.47)
Net realized gain — (0.60) (1.35) (0.52) (0.28) (0.54)
Total distributions (0.28) (1.04) (1.69) (0.82) (0.69) (1.01)
NET ASSET VALUE
End of period $ 18.46 $ 18.05 $ 19.20 $ 22.48 $ 19.35 $ 19.14

T. ROWE PRICE Spectrum Conservative Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
3.88% (0.35)% (7.73)% 20.76% 4.71% 3.13%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.48%
(4)
0.48% 0.47% 0.46% 0.47% 0.47%
Net expenses after
waivers/payments
by Price Associates 0.27%
(4)
0.26% 0.26% 0.28% 0.29% 0.30%
Net investment
income 2.63%
(4)
2.53% 1.67% 1.47% 1.92% 2.49%
Portfolio turnover rate 30.5% 66.2% 83.8% 62.2% 73.0% 63.8%
Net assets, end of
period (in thousands) $1,005,534 $992,496 $1,057,088 $443,120 $348,612 $321,715
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Spectrum Conservative Allocation Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.2%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.244%, 4/15/35  (1) 440,000 432
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 6.742%, 1/21/35  (1) 590,000 586
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  445,000 416
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  251,000 232
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  410,000 405
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28  (1) 250,000 229
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53  (1) 470,000 472
CarMax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  735,000 726
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,050,000 979
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  260,000 238
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.795%, 7/15/36  (1) 505,000 503
Dell Equipment Finance Trust
Series 2023-3, Class A3
5.93%, 4/23/29  (1) 370,000 372
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29  (1) 110,000 111
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50  (1) 256,388 230
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.764%, 7/17/34  (1) 490,000 487

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38  (1) 302,104 304
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38  (1) 153,450 154
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  800,000 780
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  505,000 499
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  90,000 89
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  345,000 340
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  200,000 197
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35  (1) 900,000 883
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 589,000 560
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51  (1) 234,600 190
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29  (1) 104,000 100
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29  (1) 330,000 312
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31  (1) 100,000 100
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31  (1) 130,000 131
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31  (1) 100,000 101
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M TSFR + 1.402%, 6.814%, 1/23/35  (1) 300,000 298

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29  (1) 140,000 138
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.684%, 10/15/32  (1) 435,000 432
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M TSFR + 1.252%, 6.667%, 4/20/32  (1) 895,000 891
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 10/18/33  (1)(2) 410,000 410
MVW
Series 2023-1A, Class A
4.93%, 10/20/40  (1) 664,670 652
MVW
Series 2023-2A, Class A
6.18%, 11/20/40  (1) 535,000 539
MVW
Series 2023-2A, Class B
6.33%, 11/20/40  (1) 115,000 116
Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59  (1) 144,885 140
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68  (1) 450,000 367
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M TSFR + 1.392%, 6.788%, 10/19/31  (1) 470,000 470
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.648%, 1/20/32  (1) 780,000 779
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.794%, 7/17/35  (1) 370,000 367
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M TSFR + 1.382%, 6.797%, 7/20/29  (1) 522,141 522
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.327%, 7/20/29  (1) 475,000 472
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M TSFR + 1.442%, 6.84%, 1/24/33  (1) 825,000 821
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 110,027 110

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29  (1) 140,000 141
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29  (1) 100,000 101
Octane Receivables Trust
Series 2023-3A, Class D
7.58%, 9/20/29  (1) 100,000 101
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M TSFR + 1.272%, 6.674%, 7/17/29  (1) 199,481 199
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 6.736%, 4/20/35  (1) 445,000 441
Progress Residential Trust
Series 2023-SFR2, Class A
4.50%, 10/17/28  (1) 445,000 418
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31  (1) 59,116 58
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  285,000 267
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  385,000 375
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  850,000 836
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27  (1) 590,000 576
SCF Equipment Leasing
Series 2023-1A, Class A2
6.56%, 1/22/30  (1) 230,000 231
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51  (1) 506,803 428
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53  (1) 490,000 447
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 7.262%, 4/22/35  (1) 380,000 372
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  250,000 246

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M TSFR + 1.322%, 6.737%, 10/20/29  (1) 226,235 226
Total Asset-Backed Securities (Cost $24,781) 24,145
BOND MUTUAL FUNDS 25.1%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.20%  (3)(4) 14,727,797 114,582
T. Rowe Price Inflation Protected Bond Fund - I Class, 5.80%  (3)(4) 720 7
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.70%  (3)(4) 16,591,923 106,354
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.83%  (3)(4) 3,990,063 37,427
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.99%  (3)(4) 12,709,136 96,717
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.62%  (3)(4) 13,699,907 113,024
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 5.65%  (3)(4) 16,919 78
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.66%  (3)(4) 5,632,498 41,061
Total Bond Mutual Funds (Cost $600,017) 509,250
COMMON STOCKS 35.3%
COMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 0.2%
KT (KRW)  27,995 727
Nippon Telegraph & Telephone (JPY)  2,147,000 2,513
3,240
Entertainment 0.2%
Liberty Media Corp-Liberty Live, Class C  (5) 8,500 291
Netflix  (5) 8,881 4,209
Sea, ADR  (5) 7,391 268
4,768
Interactive Media & Services 1.4%
Alphabet, Class A  (5) 16,719 2,216
Alphabet, Class C  (5) 121,800 16,311
LY (JPY)  161,100 467
Meta Platforms, Class A  (5) 25,617 8,380
NAVER (KRW)  3,508 564
Tencent Holdings (HKD)  8,300 346
Vimeo  (5) 41,420 146
28,430

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Media 0.1%
CyberAgent (JPY)  82,800 500
WPP (GBP)  123,568 1,104
1,604
Wireless Telecommunication Services 0.3%
T-Mobile U.S.  31,605 4,755
Vodafone Group, ADR  73,464 666
5,421
Total Communication Services 43,463
CONSUMER DISCRETIONARY 3.5%
Automobile Components 0.2%
Autoliv, SDR (SEK)  10,262 1,064
Denso (JPY)  69,900 1,097
Dowlais Group (GBP)  211,726 275
Magna International  20,020 1,079
Stanley Electric (JPY)  22,500 416
3,931
Automobiles 0.4%
General Motors  5,705 180
Honda Motor (JPY)  39,600 405
Rivian Automotive, Class A  (5) 13,871 233
Suzuki Motor (JPY)  19,500 797
Tesla  (5) 16,049 3,853
Toyota Motor (JPY)  117,200 2,225
7,693
Broadline Retail 1.1%
Alibaba Group Holding, ADR  (5) 3,839 287
Amazon.com  (5) 132,727 19,390
Kohl's  5,527 130
Next (GBP)  11,249 1,129
Ollie's Bargain Outlet Holdings  (5) 7,294 534
Savers Value Village  (5) 4,042 61
21,531
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions  (5) 5,535 484
Clear Secure, Class A  14,926 318
Duolingo  (5) 1,675 356
Rover Group, Acquisition Date: 8/2/21, Cost $—  (5)(6)(7) 6,383 —
Service Corp International  9,136 560
Strategic Education  4,523 402
2,120

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hotels, Restaurants & Leisure 0.8%
Amadeus IT Group (EUR)  13,061 897
BJ's Restaurants  (5) 9,115 273
Booking Holdings  (5) 1,380 4,313
Cava Group  (5) 5,635 192
Cava Group, Acquisition Date: 6/23/20 - 3/26/21, Cost $209  (5)(7) 21,833 743
Chipotle Mexican Grill  (5) 660 1,453
Chuy's Holdings  (5) 6,366 224
Compass Group (GBP)  67,841 1,718
DoorDash, Class A  (5) 4,408 414
Dutch Bros, Class A  (5) 9,834 263
Hilton Worldwide Holdings  10,365 1,736
Jack in the Box  2,197 159
McDonald's  10,724 3,022
Norwegian Cruise Line Holdings  (5) 19,586 299
Papa John's International  9,132 596
Red Rock Resorts, Class A  4,996 222
Wyndham Hotels & Resorts  3,865 299
16,823
Household Durables 0.2%
Installed Building Products  1,300 196
Panasonic Holdings (JPY)  88,400 911
Persimmon (GBP)  38,092 603
Skyline Champion  (5) 5,666 341
Sony Group (JPY)  17,300 1,488
3,539
Specialty Retail 0.5%
AutoZone (5) 434 1,133
Bath & Body Works  5,900 192
Burlington Stores  (5) 4,210 714
Caleres  7,600 231
Carvana  (5) 8,500 266
Five Below  (5) 1,408 265
Floor & Decor Holdings, Class A  (5) 1,047 96
Home Depot  2,530 793
Kingfisher (GBP)  421,927 1,171
Monro  8,420 244
O'Reilly Automotive  (5) 1,420 1,395
RH  (5) 542 146
Ross Stores  7,504 978
TJX  7,803 688
Tractor Supply  600 122
Ulta Beauty  (5) 5,061 2,156
Warby Parker, Class A  (5) 19,768 206

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zalando (EUR)  (5) 1,458 35
10,831
Textiles, Apparel & Luxury Goods 0.2%
Dr. Martens (GBP)  66,085 76
Kering (EUR)  2,008 864
Lululemon Athletica  (5) 1,824 815
Moncler (EUR)  16,396 909
NIKE, Class B  4,138 456
Samsonite International (HKD)  (5) 165,000 481
Skechers USA, Class A  (5) 5,553 327
3,928
Total Consumer Discretionary 70,396
CONSUMER STAPLES 2.5%
Beverages 0.4%
Boston Beer, Class A  (5) 1,484 526
Coca-Cola  51,216 2,993
Coca-Cola Consolidated  134 98
Diageo (GBP)  38,674 1,354
Heineken (EUR)  14,894 1,363
Kirin Holdings (JPY)  (8) 34,200 484
PepsiCo  7,190 1,210
8,028
Consumer Staples Distribution & Retail 0.4%
Dollar General  7,852 1,030
Seven & i Holdings (JPY)  34,600 1,329
Target  10,159 1,359
Walmart  20,670 3,218
Welcia Holdings (JPY)  15,600 272
7,208
Food Products 0.8%
Barry Callebaut (CHF)  428 713
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $100  (5)(6)(7) 5,395 28
Hershey  6,052 1,137
Kraft Heinz  47,204 1,657
Mondelez International, Class A  73,637 5,233
Nestle (CHF)  42,906 4,882
Post Holdings  (5) 4,354 372
Simply Good Foods  (5) 4,853 188
TreeHouse Foods  (5) 4,043 165
Utz Brands  14,015 185
Wilmar International (SGD)  375,500 1,019
15,579

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Household Products 0.4%
Colgate-Palmolive  40,763 3,211
Procter & Gamble  35,734 5,486
8,697
Personal Care Products 0.4%
BellRing Brands  (5) 16,238 859
Kenvue  169,619 3,467
L'Oreal (EUR)  3,498 1,643
Unilever (GBP)  61,035 2,912
8,881
Tobacco 0.1%
Philip Morris International  26,329 2,458
2,458
Total Consumer Staples 50,851
ENERGY 1.8%
Energy Equipment & Services 0.5%
ChampionX  12,520 367
Expro Group Holdings  (5) 11,552 180
Halliburton  94,904 3,514
Liberty Energy, Class A  21,176 420
NOV  20,489 386
Schlumberger  79,324 4,128
TechnipFMC  16,153 335
Weatherford International  (5) 3,842 348
9,678
Oil, Gas & Consumable Fuels 1.3%
Chevron  18,045 2,591
ConocoPhillips  17,330 2,003
Diamondback Energy  16,147 2,493
EQT  91,392 3,652
Equinor (NOK)  73,490 2,348
Exxon Mobil  17,248 1,772
Kimbell Royalty Partners  9,221 142
Kinder Morgan  65,603 1,153
Magnolia Oil & Gas, Class A  17,698 380
Pioneer Natural Resources  3,187 738
Range Resources  67,259 2,186
Shell, ADR  23,006 1,514
Southwestern Energy  (5) 73,834 487
TotalEnergies (EUR)  42,811 2,918

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Williams  56,584 2,082
26,459
Total Energy 36,137
FINANCIALS 5.9%
Banks 1.9%
ANZ Group Holdings (AUD)  44,026 708
Bank of America  168,596 5,141
BankUnited  8,512 235
Blue Foundry Bancorp  (5) 5,597 49
BNP Paribas (EUR)  17,941 1,128
Cadence Bank  11,707 293
Capitol Federal Financial  27,578 149
Columbia Banking System  13,761 309
CRB Group, Acquisition Date: 4/14/22, Cost $21  (5)(6)(7) 199 15
CrossFirst Bankshares  (5) 11,236 126
DBS Group Holdings (SGD)  34,467 819
Dime Community Bancshares  8,332 167
DNB Bank (NOK)  97,799 1,864
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $24  (5)(6)(7) 2,412 42
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $12  (5)(6)(7) 1,185 21
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $—  (5)(6)(7) 360 3
East West Bancorp  12,737 801
Eastern Bankshares  13,700 164
Equity Bancshares, Class A  5,306 134
Erste Group Bank (EUR)  12,438 503
FB Financial  7,354 247
First Bancshares  7,585 195
Five Star Bancorp  5,304 121
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $41  (5)(6)(7) 4,129 12
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $—  (5)(6)(7) 803 —
HarborOne Bancorp  4,647 51
HDFC Bank (INR)  53,499 1,002
Heritage Commerce  16,428 139
Home BancShares  9,155 203
ING Groep (EUR)  152,249 2,139
Intesa Sanpaolo (EUR)  245,985 709
JPMorgan Chase  47,511 7,416
Kearny Financial  11,236 89
Live Oak Bancshares  9,022 303
Lloyds Banking Group (GBP)  1,566,304 864

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mitsubishi UFJ Financial Group (JPY)  145,900 1,243
National Bank of Canada (CAD)  22,945 1,520
Origin Bancorp  8,793 279
Pacific Premier Bancorp  7,874 177
Pinnacle Financial Partners  5,246 381
PNC Financial Services Group  8,583 1,150
Popular  2,900 214
SouthState  5,605 415
Standard Chartered (GBP)  69,289 574
Sumitomo Mitsui Trust Holdings (JPY)  12,689 478
Svenska Handelsbanken, Class A (SEK)  124,555 1,177
Texas Capital Bancshares  (5) 3,898 214
United Overseas Bank (SGD)  61,500 1,255
Veritex Holdings  8,429 161
Wells Fargo  53,063 2,366
Western Alliance Bancorp  5,042 258
38,023
Capital Markets 0.8%
Bridgepoint Group (GBP)  138,598 408
Brookfield (CAD)  (8) 26,649 940
Cboe Global Markets  10,726 1,954
Charles Schwab  28,995 1,778
CME Group  5,634 1,230
Goldman Sachs Group  9,115 3,113
Julius Baer Group (CHF)  15,745 797
LPL Financial Holdings  7,040 1,565
Macquarie Group (AUD)  7,178 800
Morgan Stanley  8,243 654
MSCI  328 171
P10, Class A  16,529 168
S&P Global  1,958 814
StepStone Group, Class A  7,629 195
TMX Group (CAD)  11,574 250
XP, Class A  18,158 423
15,260
Consumer Finance 0.1%
American Express  10,488 1,791
Encore Capital Group  (5) 4,124 185
PRA Group  (5) 4,824 89
2,065
Financial Services 1.3%
Adyen (EUR)  (5) 583 682
ANT Group, Acquisition Date: 8/14/23, Cost $174  (5)(6)(7) 174,121 170
Berkshire Hathaway, Class B  (5) 15,343 5,523

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Challenger (AUD)  75,378 295
Corebridge Financial  24,419 514
Fiserv  (5) 27,897 3,644
FleetCor Technologies  (5) 2,177 524
Mastercard, Class A  9,831 4,068
Mitsubishi HC Capital (JPY)  80,000 522
PennyMac Financial Services  9,262 720
Toast, Class A  (5) 12,020 179
Visa, Class A  39,693 10,188
27,029
Insurance 1.8%
AIA Group (HKD)  156,600 1,346
Allstate  20,366 2,808
Assurant  3,400 571
AXA (EUR)  81,572 2,543
Axis Capital Holdings  9,873 556
Chubb  19,809 4,545
Definity Financial (CAD)  15,552 424
First American Financial  6,430 383
Hanover Insurance Group  3,406 423
Hartford Financial Services Group  9,060 708
Kemper  2,655 117
Mandatum (EUR)  (5) 31,278 134
Marsh & McLennan  5,259 1,049
MetLife  55,954 3,560
Munich Re (EUR)  7,067 3,010
Ping An Insurance Group, Class H (HKD)  53,500 245
Progressive  22,665 3,718
Sampo, Class A (EUR)  32,953 1,441
Selective Insurance Group  7,928 806
Storebrand (NOK)  112,110 970
Sun Life Financial (CAD)  25,655 1,296
Tokio Marine Holdings (JPY)  62,100 1,538
Travelers  17,196 3,106
White Mountains Insurance Group  155 238
Zurich Insurance Group (CHF)  3,353 1,680
37,215
Total Financials 119,592
HEALTH CARE 5.2%
Biotechnology 0.6%
Agios Pharmaceuticals  (5) 3,545 79
Amgen  10,537 2,841
Apellis Pharmaceuticals  (5) 9,271 499
Arcellx  (5) 3,200 168

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Argenx, ADR  (5) 1,023 461
Ascendis Pharma, ADR  (5) 4,182 420
Avid Bioservices  (5) 17,339 88
BioMarin Pharmaceutical  (5) 3,600 328
Blueprint Medicines  (5) 5,725 399
Cerevel Therapeutics Holdings  (5) 4,527 117
Crinetics Pharmaceuticals  (5) 6,684 212
CRISPR Therapeutics  (5) 2,338 156
Cytokinetics  (5) 4,943 165
Genmab (DKK)  (5) 2,105 662
HilleVax  (5) 3,035 42
Icosavax  (5) 7,257 73
Immatics  (5) 5,971 53
Insmed  (5) 14,297 358
Ionis Pharmaceuticals  (5) 6,364 315
Karuna Therapeutics  (5) 2,046 391
Kymera Therapeutics  (5) 2,015 42
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $1  (5)(7) 100 —
MacroGenics  (5) 10,608 87
MoonLake Immunotherapeutics  (5) 3,329 146
MorphoSys, ADR  (5) 14,558 100
Prothena  (5) 2,719 89
RAPT Therapeutics  (5) 3,901 57
Regeneron Pharmaceuticals  (5) 2,527 2,082
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $—  (5)(7) 740 6
Vaxcyte  (5) 4,198 217
Vertex Pharmaceuticals  (5) 4,315 1,531
Verve Therapeutics  (5) 6,524 74
Xencor  (5) 5,160 95
Zentalis Pharmaceuticals  (5) 4,114 46
12,399
Health Care Equipment & Supplies 0.7%
Alcon (CHF)  9,767 737
Align Technology  (5) 423 90
Becton Dickinson & Company  2,923 690
Elekta, Class B (SEK)  79,387 620
EssilorLuxottica (EUR)  5,521 1,054
GE HealthCare Technologies  19,139 1,310
ICU Medical  (5) 2,550 224
Intuitive Surgical  (5) 7,071 2,198
Koninklijke Philips (EUR)  (5) 47,068 966
Masimo  (5) 4,271 400
Medtronic  10,831 859
Neogen  (5) 18,532 315

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Outset Medical  (5) 12,158 64
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114  (5)(6)(7) 30,352 12
Penumbra  (5) 261 58
PROCEPT BioRobotics  (5) 12,884 478
QuidelOrtho  (5) 4,170 287
Siemens Healthineers (EUR)  26,998 1,558
STERIS  5,017 1,008
Stryker  2,997 888
Teleflex  852 192
14,008
Health Care Providers & Services 1.6%
Alignment Healthcare  (5) 24,801 186
Cencora  26,365 5,362
Elevance Health  16,387 7,857
Fresenius (EUR)  29,993 952
Guardant Health  (5) 5,813 146
HCA Healthcare  4,946 1,239
Humana  3,451 1,673
Molina Healthcare  (5) 6,872 2,512
NeoGenomics  (5) 25,018 455
Privia Health Group  (5) 18,438 381
Quest Diagnostics  11,219 1,540
Tenet Healthcare  (5) 11,396 786
U.S. Physical Therapy  2,672 227
UnitedHealth Group  16,434 9,088
32,404
Health Care Technology 0.0%
Certara (5) 9,429 136
Veeva Systems, Class A  (5) 1,835 320
456
Life Sciences Tools & Services 0.6%
10X Genomics, Class A  (5) 3,908 170
Agilent Technologies  13,131 1,678
Bruker  7,729 503
Danaher  9,355 2,089
Evotec (EUR)  (5) 17,943 364
Pacific Biosciences of California  (5) 27,776 236
Repligen  (5) 1,280 201
Thermo Fisher Scientific  12,680 6,286
11,527
Pharmaceuticals 1.7%
Astellas Pharma (JPY)  124,200 1,514
AstraZeneca, ADR  65,230 4,213
Bayer (EUR)  22,730 778

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Catalent  (5) 6,057 235
Eli Lilly  11,754 6,947
GSK, ADR  23,778 856
Johnson & Johnson  11,169 1,727
Merck  36,133 3,703
Novartis (CHF)  25,930 2,531
Novo Nordisk, Class B (DKK)  22,771 2,326
Otsuka Holdings (JPY)  21,100 814
Pfizer  56,960 1,736
Roche Holding (CHF)  9,110 2,451
Sanofi (EUR)  27,127 2,530
Structure Therapeutics, ADR  (5) 3,763 210
Zoetis  4,790 846
33,417
Total Health Care 104,211
INDUSTRIALS & BUSINESS SERVICES 4.0%
Aerospace & Defense 0.4%
Bombardier, Class B (CAD)  (5) 2,900 100
Cadre Holdings  3,814 123
General Dynamics  14,373 3,550
L3Harris Technologies  6,947 1,326
Leonardo DRS  (5) 12,190 225
Melrose Industries (GBP)  177,672 1,166
Northrop Grumman  1,327 630
Safran (EUR)  7,827 1,376
TransDigm Group  423 407
8,903
Building Products 0.2%
AZZ  9,579 471
Carrier Global  39,223 2,038
CSW Industrials  2,292 406
Zurn Elkay Water Solutions  10,990 324
3,239
Commercial Services & Supplies 0.2%
Casella Waste Systems, Class A  (5) 4,648 376
Cintas  528 292
Element Fleet Management (CAD)  94,246 1,518
Rentokil Initial (GBP)  53,278 289
Stericycle  (5) 5,684 267
Tetra Tech  1,648 261
Veralto  (5) 8,214 634
VSE  4,414 267
3,904

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings  (5) 6,441 269
Worley (AUD)  90,663 1,014
1,283
Electrical Equipment 0.5%
ABB (CHF)  46,117 1,834
AMETEK  20,458 3,176
Legrand (EUR)  13,832 1,334
Mitsubishi Electric (JPY)  107,800 1,460
Prysmian (EUR)  30,823 1,189
Thermon Group Holdings  (5) 4,053 122
9,115
Ground Transportation 0.5%
Central Japan Railway (JPY)  23,500 564
Convoy, Warrants, 3/15/33, Acquisition Date: 3/24/23, Cost $—  (5)
(6)(7) 801 —
CSX  140,020 4,522
Landstar System  1,528 264
Norfolk Southern  4,209 918
Old Dominion Freight Line  4,780 1,860
Saia  (5) 1,724 673
Union Pacific  8,985 2,024
10,825
Industrial Conglomerates 0.6%
DCC (GBP)  12,206 825
General Electric  25,560 3,113
Honeywell International  11,075 2,170
Roper Technologies  2,222 1,196
Siemens (EUR)  31,959 5,369
12,673
Machinery 0.9%
Caterpillar  1,506 378
Crane  2,315 245
Cummins  14,601 3,273
Deere  1,569 572
Dover  2,322 328
Enerpac Tool Group  12,619 344
EnPro Industries  1,933 248
Esab  3,466 267
ESCO Technologies  3,022 317
Federal Signal  9,534 657
Graco  4,487 362
Helios Technologies  4,878 187

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IDEX  9,953 2,007
Ingersoll Rand  14,756 1,054
John Bean Technologies  3,578 370
KION Group (EUR)  14,439 527
Marel (ISK)  17,109 53
Mueller Water Products, Class A  23,213 309
RBC Bearings  (5) 2,672 689
Sandvik (SEK)  49,958 987
SMC (JPY)  900 453
SPX Technologies  (5) 5,929 506
THK (JPY)  (8) 22,000 440
Toro  2,656 220
Westinghouse Air Brake Technologies  27,913 3,254
18,047
Passenger Airlines 0.0%
Allegiant Travel  2,230 153
153
Professional Services 0.3%
ASGN (5) 1,604 143
Booz Allen Hamilton Holding  13,360 1,672
Broadridge Financial Solutions  7,138 1,383
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $36  (5)(6)(7) 4,755 26
Clarivate  (5) 26,747 208
Legalzoom.com  (5) 13,260 153
Parsons  (5) 9,123 568
Paycor HCM  (5) 15,882 337
Recruit Holdings (JPY)  28,000 1,035
TechnoPro Holdings (JPY)  32,300 751
Teleperformance (EUR)  3,923 550
6,826
Trading Companies & Distributors 0.3%
Ashtead Group (GBP)  18,838 1,138
Beacon Roofing Supply  (5) 5,536 445
Bunzl (GBP)  21,502 816
Mitsubishi (JPY)  19,800 923
Rush Enterprises, Class A  7,051 280
SiteOne Landscape Supply  (5) 3,799 535
Sumitomo (JPY)  53,500 1,122
5,259
Total Industrials & Business Services 80,227

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 7.6%
Communications Equipment 0.0%
Telefonaktiebolaget LM Ericsson, Class B (SEK)  186,389 922
922
Electronic Equipment, Instruments & Components 0.5%
Amphenol, Class A  28,636 2,606
CTS  6,228 241
Hamamatsu Photonics (JPY)  16,700 660
Largan Precision (TWD)  4,000 306
Littelfuse  1,658 386
Mirion Technologies  (5) 45,521 407
Murata Manufacturing (JPY)  50,400 979
Napco Security Technologies  6,451 197
Novanta  (5) 2,033 294
Omron (JPY)  10,100 423
PAR Technology  (5) 15,746 580
TE Connectivity  9,518 1,247
Teledyne Technologies  (5) 1,520 613
Vontier  9,914 334
9,273
IT Services 0.2%
Accenture, Class A  3,679 1,226
MongoDB  (5) 2,234 929
NTT Data Group (JPY)  113,100 1,374
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $9  (5)(6)(7) 198 14
Shopify, Class A  (5) 13,648 994
Snowflake, Class A  (5) 1,846 346
Themis Solutions, Acquisition Date: 4/14/21, Cost $22  (5)(6)(7) 960 19
4,902
Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices  (5) 7,693 932
Analog Devices  13,377 2,453
Applied Materials  25,440 3,810
ASML Holding (EUR)  4,420 3,012
ASML Holding  2,436 1,666
Broadcom  2,301 2,130
Entegris  5,830 609
Intel  23,200 1,037
KLA  4,315 2,350
Lam Research  2,569 1,839
Lattice Semiconductor  (5) 8,283 485
MACOM Technology Solutions Holdings  (5) 5,435 456
Micron Technology  43,212 3,289
Monolithic Power Systems  1,539 845

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NVIDIA  34,170 15,981
NXP Semiconductors  26,750 5,459
Onto Innovation  (5) 4,448 627
QUALCOMM  21,308 2,750
Renesas Electronics (JPY)  (5) 43,300 755
Taiwan Semiconductor Manufacturing (TWD)  176,719 3,233
Taiwan Semiconductor Manufacturing, ADR  5,056 492
Texas Instruments  16,625 2,539
Tokyo Electron (JPY)  8,000 1,285
58,034
Software 2.7%
Adobe (5) 373 228
Agilysys  (5) 3,307 285
Amplitude, Class A  (5) 22,310 238
Atlassian, Class A  (5) 2,462 470
BILL Holdings  (5) 4,342 284
Braze, Class A  (5) 2,200 121
Cadence Design Systems  (5) 5,855 1,600
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $283  (5)(6)(7) 166 177
Confluent, Class A  (5) 8,141 173
Crowdstrike Holdings, Class A  (5) 1,393 330
Datadog, Class A  (5) 2,756 321
Descartes Systems Group  (5) 7,396 599
DoubleVerify Holdings  (5) 17,205 571
Envestnet  (5) 5,093 194
Five9  (5) 5,520 421
Fortinet  (5) 1,693 89
Gusto, Acquisition Date: 10/4/21, Cost $90  (5)(6)(7) 3,136 48
Intuit  3,045 1,740
Manhattan Associates  (5) 1,339 299
Microsoft  99,111 37,554
Salesforce  (5) 2,929 738
SAP (EUR)  13,780 2,192
ServiceNow  (5) 5,505 3,775
Socure, Acquisition Date: 12/22/21, Cost $16  (5)(6)(7) 1,018 5
Synopsys  (5) 3,777 2,052
Workiva  (5) 5,034 484
54,988
Technology Hardware, Storage & Peripherals 1.3%
Apple  129,257 24,552
Samsung Electronics (KRW)  36,842 2,078
26,630
Total Information Technology 154,749

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 1.2%
Chemicals 0.6%
Air Liquide (EUR)  8,454 1,603
Akzo Nobel (EUR)  12,696 977
Asahi Kasei (JPY)  84,900 589
BASF (EUR)  16,322 759
Covestro (EUR)  (5) 17,049 897
Element Solutions  39,982 838
HB Fuller  2,716 206
Johnson Matthey (GBP)  30,774 603
Linde  9,969 4,125
Nutrien  9,375 501
Quaker Chemical  2,091 374
Sherwin-Williams  2,417 674
Tosoh (JPY)  8,400 112
Umicore (EUR)  25,121 671
12,929
Construction Materials 0.0%
Martin Marietta Materials  989 459
459
Containers & Packaging 0.0%
Amcor, CDI (AUD)  33,108 314
314
Metals & Mining 0.5%
Antofagasta (GBP)  51,506 915
BHP Group (AUD)  26,681 812
BHP Group (GBP)  37,975 1,154
Constellium  (5) 28,350 493
ERO Copper (CAD)  (5)(8) 11,758 145
Franco-Nevada  4,300 482
Freeport-McMoRan  35,007 1,307
Haynes International  5,767 283
IGO (AUD)  96,719 544
Pilbara Minerals (AUD)  317,460 759
South32 (AUD)  253,263 509
Southern Copper  20,378 1,466
Wheaton Precious Metals  15,501 758
9,627
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  67,701 880
West Fraser Timber (CAD)  1,972 143
1,023
Total Materials 24,352

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE 0.5%
Health Care Real Estate Investment Trusts 0.0%
Community Healthcare Trust, REIT  3,489 95
95
Industrial Real Estate Investment Trusts 0.1%
EastGroup Properties, REIT  4,709 818
Prologis, REIT  8,488 975
Rexford Industrial Realty, REIT  8,710 429
Terreno Realty, REIT  3,503 200
2,422
Office Real Estate Investment Trusts 0.0%
Great Portland Estates (GBP)  72,039 349
349
Real Estate Management & Development 0.1%
Colliers International Group  2,442 254
DigitalBridge Group  9,083 157
FirstService  5,510 865
Mitsui Fudosan (JPY)  61,700 1,450
Tricon Residential  31,712 250
2,976
Residential Real Estate Investment Trusts 0.1%
Equity LifeStyle Properties, REIT  30,259 2,151
Flagship Communities REIT  5,144 77
Independence Realty Trust, REIT  18,707 255
2,483
Retail Real Estate Investment Trusts 0.0%
Scentre Group (AUD)  509,516 891
891
Specialized Real Estate Investment Trusts 0.2%
CubeSmart, REIT  11,185 445
Extra Space Storage, REIT  3,595 468
Public Storage, REIT  10,221 2,645
Weyerhaeuser, REIT  30,001 940
4,498
Total Real Estate 13,714
UTILITIES 0.7%
Electric Utilities 0.4%
Constellation Energy  35,507 4,298
Evergy  5,427 277
FirstEnergy  8,284 306
IDACORP  4,713 455

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MGE Energy  2,715 200
NextEra Energy  29,454 1,723
NRG Energy  8,041 385
Southern  12,005 852
8,496
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  83,000 275
Chesapeake Utilities  5,533 529
ONE Gas  2,613 150
Southwest Gas Holdings  7,507 444
1,398
Independent Power & Renewable Electricity Producers 0.0%
Electric Power Development (JPY)  37,200 578
578
Multi-Utilities 0.2%
Ameren  2,746 213
Engie (EUR)  126,217 2,190
National Grid (GBP)  103,512 1,343
3,746
Water Utilities 0.0%
California Water Service Group  6,087 308
308
Total Utilities 14,526
Total Miscellaneous Common Stocks  0.2%  (9) 3,418
Total Common Stocks (Cost $442,502) 715,636
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23, Cost $6  (5)
(6)(7) 5,557 —
Total Convertible Bonds (Cost $6) —
CONVERTIBLE PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $85  (5)(6)(7) 14,624 16
Total Consumer Discretionary 16

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $—  (5)(6)(7) 14 —
Total Consumer Staples —
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Acquisition Date: 1/28/22, Cost $73  (5)(6)(7) 699 54
Total Financials 54
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $41  (5)(6)(7) 14,745 54
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $63  (5)(6)(7) 7,833 28
82
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $45  (5)(6)(7) 44,249 45
45
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84  (5)(6)(7) 34,928 41
41
Life Sciences Tools & Services 0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $41  (5)(6)(7) 3,497 32
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $46  (5)(6)(7) 5,249 15
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61  (5)(6)(7) 4,451 270
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $92  (5)(6)(7) 2,075 126
443
Total Health Care 611
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $47  (5)(6)(7) 1,042 33
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $93  (5)(6)(7) 16,618 84
117
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $44  (5)(6)(7) 3,599 28

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $24  (5)(6)(7) 1,206 9

Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $46  (5)(6)(7) 2,189 6
6
Ground Transportation 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $68  (5)(6)(7) 9,621 —
Convoy, Series D, Acquisition Date: 10/30/19, Cost $85  (5)(6)(7) 6,236 —
—
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $32  (5)(6)(7) 6,984 38
Checkr, Series D, Acquisition Date: 9/6/19, Cost $99  (5)(6)(7) 9,798 53
91
Total Industrials & Business Services 251
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $36  (5)(6)(7) 2,473 18
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $15  (5)(6)(7) 777 6
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $—  (5)
(6)(7) 3 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $40  (5)(6)
(7) 1,534 112
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $8  (5)(6)(7) 75 6
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $5  (5)(6)(7) 220 4
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $—  (5)(6)(7) 20 —
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $1  (5)
(6)(7) 20 —
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $61  (5)(6)(7) 2,730 53
199
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17  (5)(6)(7) 10 11
Databricks, Series G, Acquisition Date: 2/1/21, Cost $94  (5)(6)(7) 1,581 116
Databricks, Series H, Acquisition Date: 8/31/21, Cost $261  (5)(6)
(7) 3,552 261
Databricks, Series I, Acquisition Date: 9/14/23, Cost $29  (5)(6)(7) 401 29
Gusto, Series E, Acquisition Date: 7/13/21, Cost $132  (5)(6)(7) 4,351 67
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $102  (5)
(6)(7) 7,799 48

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nuro, Series D, Acquisition Date: 10/29/21, Cost $44  (5)(6)(7) 2,102 13
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $43  (5)(6)(7) 8,514 43
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $59  (5)(6)(7) 9,270 67
Seismic Software, Series F, Acquisition Date: 9/25/20, Cost $6  (5)
(6)(7) 705 5
Socure, Series A, Acquisition Date: 12/22/21, Cost $20  (5)(6)(7) 1,237 7
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $16  (5)(6)(7) 1,015 6
Socure, Series B, Acquisition Date: 12/22/21, Cost $—  (5)(6)(7) 18 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $38  (5)(6)(7) 2,353 13
686
Total Information Technology 885
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $56  (5)(6)(7) 1,182 56
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79  (5)(6)(7) 1,910 39
95
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22, Cost $48  (5)
(6)(7) 1,739 75
75
Total Materials 170
Total Convertible Preferred Stocks (Cost $2,379) 1,987
CORPORATE BONDS 5.1%
AbbVie, 3.20%, 11/21/29  905,000 820
AbbVie, 4.05%, 11/21/39  260,000 224
AbbVie, 4.25%, 11/21/49  380,000 320
AbbVie, 4.70%, 5/14/45  600,000 538
AbbVie, 4.875%, 11/14/48  650,000 597
AerCap Ireland Capital, 2.45%, 10/29/26  460,000 419
AerCap Ireland Capital, 3.30%, 1/30/32  680,000 564
AerCap Ireland Capital, 4.875%, 1/16/24  355,000 354
AES, 5.45%, 6/1/28  85,000 84
AIB Group, VR, 6.608%, 9/13/29  (1)(10) 200,000 204
Alexandria Real Estate Equities, 3.95%, 1/15/27  455,000 434
Ally Financial, 4.75%, 6/9/27  410,000 387
Ally Financial, Series C, VR, 4.70%  (10)(11) 286,000 184
American Honda Finance, 5.65%, 11/15/28  350,000 357
American Tower, 5.25%, 7/15/28  85,000 84
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  459,000 405

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  600,000 612
Aon, 2.80%, 5/15/30  145,000 125
AT&T, 3.50%, 9/15/53  610,000 404
Baltimore Gas & Electric, 5.40%, 6/1/53  200,000 193
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR)  (10) 345,000 392
Banco Santander, 6.921%, 8/8/33  200,000 199
Bank of America, VR, 1.898%, 7/23/31  (10) 2,130,000 1,655
Bank of America, VR, 2.496%, 2/13/31  (10) 450,000 372
Bank of America, VR, 2.592%, 4/29/31  (10) 110,000 91
Bank of America, VR, 3.419%, 12/20/28  (10) 175,000 160
Bank of America, VR, 3.559%, 4/23/27  (10) 1,115,000 1,061
Bank of America, VR, 4.271%, 7/23/29  (10) 875,000 821
Bank of America, VR, 5.819%, 9/15/29  (10) 825,000 833
Bank of Montreal, 5.717%, 9/25/28  80,000 81
Bank of New York Mellon, VR, 6.317%, 10/25/29  (10) 400,000 414
Bank of New York Mellon, VR, 6.474%, 10/25/34  (10) 460,000 487
Barclays, VR, 5.501%, 8/9/28  (10) 225,000 220
Barclays, VR, 6.224%, 5/9/34  (10) 305,000 300
Barclays, VR, 6.692%, 9/13/34  (10) 645,000 655
Barclays, VR, 9.625%  (10)(11) 320,000 322
BAT Capital, 2.259%, 3/25/28  140,000 122
BAT Capital, 7.079%, 8/2/43  205,000 208
BAT Capital, 7.081%, 8/2/53  315,000 320
BAT International Finance, 1.668%, 3/25/26  80,000 73
Bayer U.S. Finance, 6.125%, 11/21/26  (1) 200,000 201
Becton Dickinson & Company, 2.823%, 5/20/30  250,000 215
Becton Dickinson & Company, 3.70%, 6/6/27  304,000 289
Bimbo Bakeries USA, 6.40%, 1/15/34  (1) 200,000 213
Boardwalk Pipelines, 3.40%, 2/15/31  330,000 286
Boardwalk Pipelines, 4.45%, 7/15/27  95,000 91
Boardwalk Pipelines, 5.95%, 6/1/26  430,000 432
Boeing, 3.25%, 2/1/28  90,000 84
Boeing, 5.04%, 5/1/27  600,000 594
Boeing, 5.805%, 5/1/50  320,000 312
Booz Allen Hamilton, 5.95%, 8/4/33  180,000 183
Boston Gas, 6.119%, 7/20/53  (1) 145,000 142
Brixmor Operating Partnership, 4.05%, 7/1/30  192,000 172
Brixmor Operating Partnership, 4.125%, 5/15/29  1,053,000 964
Broadcom, 3.875%, 1/15/27  85,000 81
CaixaBank, VR, 6.208%, 1/18/29  (1)(10) 505,000 501
CaixaBank, VR, 6.684%, 9/13/27  (1)(10) 400,000 403
CaixaBank, VR, 6.84%, 9/13/34  (1)(10) 475,000 477
Capital One Financial, 3.65%, 5/11/27  965,000 890
Capital One Financial, 3.75%, 3/9/27  85,000 79
Capital One Financial, VR, 2.359%, 7/29/32  (10) 760,000 538
Capital One Financial, VR, 3.273%, 3/1/30  (10) 245,000 209

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital One Financial, VR, 5.247%, 7/26/30  (10) 140,000 131
Capital One Financial, VR, 5.468%, 2/1/29  (10) 890,000 851
Carrier Global, 2.493%, 2/15/27  90,000 82
Carrier Global, 5.80%, 11/30/25  (1) 115,000 116
Carvana, 12.00%, 12/1/28, (12.00% PIK)  (1)(12) 89,000 70
Carvana, 13.00%, 6/1/30, (13.00% PIK)  (1)(12) 134,000 105
Carvana, 14.00%, 6/1/31, (14.00% PIK)  (1)(12) 159,000 125
CBRE Services, 5.95%, 8/15/34  410,000 407
Celanese U.S. Holdings, 6.05%, 3/15/25  64,000 64
Celanese U.S. Holdings, 6.165%, 7/15/27  85,000 86
Centene, 2.50%, 3/1/31  505,000 401
Centene, 2.625%, 8/1/31  1,265,000 1,009
Centene, 4.25%, 12/15/27  85,000 80
Charter Communications Operating, 3.75%, 2/15/28  135,000 125
Charter Communications Operating, 5.125%, 7/1/49  175,000 136
Charter Communications Operating, 5.75%, 4/1/48  205,000 173
Charter Communications Operating, 6.484%, 10/23/45  110,000 102
Charter Communications Operating, 6.65%, 2/1/34  500,000 511
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  220,000 218
Cheniere Energy, 4.625%, 10/15/28  85,000 81
Citigroup, 4.45%, 9/29/27  125,000 120
Citigroup, VR, 3.106%, 4/8/26  (10) 255,000 246
Citigroup, VR, 4.658%, 5/24/28  (10) 120,000 117
Citigroup, VR, 5.61%, 9/29/26  (10) 585,000 583
Citigroup, VR, 6.174%, 5/25/34  (10) 350,000 348
Citigroup, Series VAR, VR, 3.07%, 2/24/28  (10) 530,000 492
CNO Financial Group, 5.25%, 5/30/25  187,000 185
Columbia Pipelines Holding, 6.042%, 8/15/28  (1) 280,000 283
Comcast, 3.25%, 11/1/39  360,000 273
Corebridge Financial, 3.65%, 4/5/27  85,000 80
Corebridge Financial, 3.90%, 4/5/32  145,000 127
Crown Castle, 2.25%, 1/15/31  810,000 649
Crown Castle, 3.80%, 2/15/28  85,000 79
Crown Castle Towers, 3.663%, 5/15/25  (1) 695,000 670
CVS Health, 3.25%, 8/15/29  140,000 126
CVS Health, 4.30%, 3/25/28  90,000 87
CVS Health, 5.05%, 3/25/48  729,000 637
CVS Health, 5.625%, 2/21/53  440,000 415
CVS Health, 5.875%, 6/1/53  235,000 228
Daimler Truck Finance North America, 5.125%, 1/19/28  (1) 150,000 148
Danske Bank, VR, 3.244%, 12/20/25  (1)(10) 685,000 662
Danske Bank, VR, 3.773%, 3/28/25  (1)(10) 330,000 327
Diamondback Energy, 6.25%, 3/15/53  205,000 207
Dollar General, 3.875%, 4/15/27  90,000 86
Dollar General, 5.45%, 7/5/33  360,000 351
DTE Energy, 4.875%, 6/1/28  80,000 79

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Duke Energy, 5.00%, 8/15/52  620,000 539
Duke Energy, 6.10%, 9/15/53  580,000 587
Edison International, 4.95%, 4/15/25  30,000 30
EDP Finance, 6.30%, 10/11/27  (1) 200,000 206
Elevance Health, 5.125%, 2/15/53  220,000 203
Enbridge, 4.25%, 12/1/26  80,000 77
Enbridge, 6.20%, 11/15/30  130,000 135
Enbridge, 6.70%, 11/15/53  205,000 224
Enel Finance America, 7.10%, 10/14/27  (1) 200,000 209
Enel Finance International, 6.80%, 10/14/25  (1) 200,000 203
Energy Transfer, 2.90%, 5/15/25  175,000 168
Energy Transfer, 6.40%, 12/1/30  200,000 208
Energy Transfer, 6.55%, 12/1/33  135,000 141
Equifax, 5.10%, 12/15/27  162,000 160
Equitable Financial Life Global Funding, 1.00%, 1/9/26  (1) 405,000 365
Equitable Holdings, 4.35%, 4/20/28  1,145,000 1,089
Essex Portfolio, 3.625%, 5/1/27  270,000 254
Exelon, 5.15%, 3/15/28  80,000 80
Exelon, 5.60%, 3/15/53  320,000 306
Fifth Third Bancorp, 2.375%, 1/28/25  90,000 86
Fifth Third Bancorp, 2.55%, 5/5/27  50,000 45
Fifth Third Bancorp, 3.95%, 3/14/28  155,000 145
Fifth Third Bancorp, VR, 4.772%, 7/28/30  (10) 140,000 131
Fifth Third Bancorp, VR, 6.339%, 7/27/29  (10) 225,000 227
Fiserv, 4.20%, 10/1/28  85,000 81
Ford Motor Credit, 6.798%, 11/7/28  200,000 204
Ford Motor Credit, 7.122%, 11/7/33  200,000 208
Freeport-McMoRan, 4.375%, 8/1/28  41,000 38
Freeport-McMoRan, 5.00%, 9/1/27  4,000 4
Freeport-McMoRan, 5.45%, 3/15/43  240,000 215
General Motors Financial, 4.00%, 10/6/26  85,000 81
General Motors Financial, 5.80%, 6/23/28  80,000 80
Georgia Power, 4.95%, 5/17/33  445,000 431
GLP Capital, 3.35%, 9/1/24  120,000 118
Goldman Sachs Group, 3.50%, 11/16/26  280,000 267
Goldman Sachs Group, VR, 1.542%, 9/10/27  (10) 515,000 457
Goldman Sachs Group, VR, 3.615%, 3/15/28  (10) 515,000 485
Goldman Sachs Group, VR, 3.691%, 6/5/28  (10) 170,000 159
Goldman Sachs Group, VR, 4.482%, 8/23/28  (10) 760,000 733
Hasbro, 3.55%, 11/19/26  76,000 71
HCA, 2.375%, 7/15/31  185,000 147
HCA, 3.125%, 3/15/27  220,000 204
HCA, 3.375%, 3/15/29  85,000 76
HCA, 3.50%, 9/1/30  372,000 327
HCA, 4.50%, 2/15/27  85,000 82
HCA, 5.375%, 9/1/26  175,000 174

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HCA, 5.875%, 2/15/26  165,000 165
Healthcare Realty Holdings, 2.05%, 3/15/31  190,000 141
Healthcare Realty Holdings, 3.625%, 1/15/28  575,000 521
HSBC Holdings, VR, 4.755%, 6/9/28  (10) 705,000 681
HSBC Holdings, VR, 5.21%, 8/11/28  (10) 450,000 442
HSBC Holdings, VR, 6.254%, 3/9/34  (10) 725,000 737
HSBC Holdings, VR, 7.399%, 11/13/34  (10) 435,000 451
Humana, 4.875%, 4/1/30  332,000 323
Humana, 5.50%, 3/15/53  540,000 514
Humana, 5.95%, 3/15/34  235,000 240
Huntington National Bank, VR, 5.699%, 11/18/25  (10) 250,000 244
Hyundai Capital America, 5.50%, 3/30/26  (1) 135,000 134
Hyundai Capital America, 6.50%, 1/16/29  (1) 90,000 92
Indiana Michigan Power, 5.625%, 4/1/53  35,000 34
ING Groep, VR, 6.114%, 9/11/34  (10) 230,000 230
Intercontinental Exchange, 4.35%, 6/15/29  475,000 457
Interpublic Group, 4.65%, 10/1/28  195,000 187
Intesa Sanpaolo, 7.20%, 11/28/33  (1) 510,000 517
Intesa Sanpaolo, 7.80%, 11/28/53  (1) 610,000 619
Intuit, 5.50%, 9/15/53  230,000 237
IQVIA, 6.25%, 2/1/29  (1) 260,000 263
Jackson Financial, 5.17%, 6/8/27  415,000 402
JPMorgan Chase, VR, 1.578%, 4/22/27  (10) 775,000 701
JPMorgan Chase, VR, 2.182%, 6/1/28  (10) 680,000 609
JPMorgan Chase, VR, 2.522%, 4/22/31  (10) 1,370,000 1,149
JPMorgan Chase, VR, 2.739%, 10/15/30  (10) 250,000 216
JPMorgan Chase, VR, 2.956%, 5/13/31  (10) 710,000 601
JPMorgan Chase, VR, 3.54%, 5/1/28  (10) 275,000 257
JPMorgan Chase, VR, 3.96%, 1/29/27  (10) 125,000 121
JPMorgan Chase, VR, 6.254%, 10/23/34  (10) 340,000 354
KBC Group, VR, 5.796%, 1/19/29  (1)(10) 635,000 629
KBC Group, VR, 6.324%, 9/21/34  (1)(10) 460,000 461
Kinder Morgan, 4.30%, 3/1/28  90,000 87
Las Vegas Sands, 3.50%, 8/18/26  210,000 197
Lowe's, 4.25%, 4/1/52  275,000 216
Lowe's, 5.625%, 4/15/53  200,000 195
Lowe's, 5.75%, 7/1/53  150,000 147
LSEGA Financing, 2.00%, 4/6/28  (1) 1,325,000 1,145
LSEGA Financing, 2.50%, 4/6/31  (1) 375,000 309
LSEGA Financing, 3.20%, 4/6/41  (1) 200,000 146
Marathon Oil, 4.40%, 7/15/27  85,000 81
Marriott International, 5.00%, 10/15/27  331,000 329
Mars, 4.75%, 4/20/33  (1) 420,000 407
Marsh & McLennan, 2.25%, 11/15/30  185,000 154
Marsh & McLennan, 5.70%, 9/15/53  505,000 514
Mattel, 5.875%, 12/15/27  (1) 410,000 403

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Meta Platforms, 5.60%, 5/15/53  580,000 590
Metropolitan Life Global Funding I, 5.15%, 3/28/33  (1) 240,000 233
Micron Technology, 4.185%, 2/15/27  125,000 120
Micron Technology, 5.327%, 2/6/29  226,000 224
Micron Technology, 6.75%, 11/1/29  215,000 225
MidAmerican Energy, 5.85%, 9/15/54  165,000 169
Morgan Stanley, VR, 4.431%, 1/23/30  (10) 185,000 175
Morgan Stanley, VR, 5.123%, 2/1/29  (10) 1,095,000 1,080
MPLX, 4.125%, 3/1/27  85,000 82
Mylan, 4.55%, 4/15/28  85,000 80
Netflix, 4.625%, 5/15/29 (EUR)  655,000 739
NextEra Energy Capital Holdings, 2.44%, 1/15/32  390,000 313
NextEra Energy Capital Holdings, 3.00%, 1/15/52  363,000 225
NextEra Energy Capital Holdings, 5.25%, 2/28/53  180,000 163
NextEra Energy Capital Holdings, 5.749%, 9/1/25  280,000 280
NiSource, 3.49%, 5/15/27  90,000 85
NiSource, 5.25%, 3/30/28  85,000 85
Nissan Motor Acceptance, 1.85%, 9/16/26  (1) 165,000 146
NRG Energy, 4.45%, 6/15/29  (1) 195,000 177
Occidental Petroleum, 6.375%, 9/1/28  115,000 118
Occidental Petroleum, 8.875%, 7/15/30  890,000 1,017
ONEOK, 5.65%, 11/1/28  80,000 80
ONEOK, 5.80%, 11/1/30  160,000 161
ONEOK, 6.05%, 9/1/33  235,000 239
O'Reilly Automotive, 5.75%, 11/20/26  125,000 126
Ovintiv, 5.65%, 5/15/28  85,000 85
Pacific Gas & Electric, 2.10%, 8/1/27  179,000 158
Pacific Gas & Electric, 2.50%, 2/1/31  445,000 354
Pacific Gas & Electric, 4.55%, 7/1/30  400,000 367
Pacific Gas & Electric, 5.90%, 6/15/32  150,000 147
Pacific Gas & Electric, 6.70%, 4/1/53  145,000 147
Pacific Gas & Electric, 6.95%, 3/15/34  235,000 248
Palomino Funding Trust I, 7.233%, 5/17/28  (1) 935,000 960
Pfizer Investment Enterprises, 4.75%, 5/19/33  280,000 272
Pfizer Investment Enterprises, 5.30%, 5/19/53  275,000 266
Pfizer Investment Enterprises, 5.34%, 5/19/63  420,000 402
Philip Morris International, 5.125%, 2/15/30  285,000 281
Pioneer Natural Resources, 5.10%, 3/29/26  145,000 144
PNC Financial Services Group, 2.55%, 1/22/30  150,000 127
PNC Financial Services Group, VR, 6.037%, 10/28/33  (10) 470,000 469
PNC Financial Services Group, VR, 6.615%, 10/20/27  (10) 85,000 86
PNC Financial Services Group, Series T, VR, 3.40%  (10)(11) 24,000 18
Public Service Enterprise Group, 5.875%, 10/15/28  85,000 87
Public Storage Operating, 5.35%, 8/1/53  90,000 86
Revvity, 1.90%, 9/15/28  350,000 295
Revvity, 2.25%, 9/15/31  190,000 148

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Revvity, 3.30%, 9/15/29  125,000 110
Reynolds American, 4.45%, 6/12/25  99,000 97
Rogers Communications, 3.20%, 3/15/27  260,000 241
Rogers Communications, 3.80%, 3/15/32  275,000 239
Rogers Communications, 4.35%, 5/1/49  35,000 27
Rogers Communications, 4.55%, 3/15/52  1,115,000 878
Ross Stores, 1.875%, 4/15/31  480,000 376
Sabine Pass Liquefaction, 4.20%, 3/15/28  90,000 86
Santander Holdings USA, VR, 2.49%, 1/6/28  (10) 250,000 224
Santander Holdings USA, VR, 6.499%, 3/9/29  (10) 105,000 105
Santander UK Group Holdings, VR, 1.532%, 8/21/26  (10) 1,205,000 1,107
SBA Tower Trust, 1.84%, 4/15/27  (1) 560,000 487
SBA Tower Trust, 2.328%, 1/15/28  (1) 150,000 129
SBA Tower Trust, 2.593%, 10/15/31  (1) 455,000 354
Sempra, 3.40%, 2/1/28  85,000 79
Sempra, 3.70%, 4/1/29  135,000 124
Southern, 5.20%, 6/15/33  665,000 651
Southern, 5.70%, 3/15/34  310,000 315
Southern California Edison, 5.70%, 3/1/53  225,000 217
Southern California Edison, Series D, 4.70%, 6/1/27  315,000 310
Sprint Capital, 6.875%, 11/15/28  540,000 570
Sprint Capital, 8.75%, 3/15/32  330,000 394
Standard Chartered, VR, 1.456%, 1/14/27  (1)(10) 275,000 249
Standard Chartered, VR, 2.608%, 1/12/28  (1)(10) 1,185,000 1,064
Standard Chartered, VR, 2.819%, 1/30/26  (1)(10) 200,000 192
Standard Chartered, VR, 3.971%, 3/30/26  (1)(10) 270,000 261
Sutter Health, 5.164%, 8/15/33  135,000 132
T-Mobile USA, 5.75%, 1/15/54  915,000 904
T-Mobile USA, 6.00%, 6/15/54  175,000 179
Targa Resources Partners, 5.00%, 1/15/28  85,000 82
Targa Resources Partners, 5.50%, 3/1/30  600,000 580
Targa Resources Partners, 6.875%, 1/15/29  101,000 103
Thermo Fisher Scientific, 5.20%, 1/31/34  190,000 190
Toronto-Dominion Bank, 5.523%, 7/17/28  85,000 85
Truist Financial, VR, 4.123%, 6/6/28  (10) 142,000 134
U.S. Bancorp, VR, 3.70%  (10)(11) 55,000 42
U.S. Bancorp, VR, 6.787%, 10/26/27  (10) 85,000 88
UBS Group, 3.75%, 3/26/25  890,000 863
UBS Group, VR, 5.959%, 1/12/34  (1)(10) 415,000 408
UBS Group, VR, 6.301%, 9/22/34  (1)(10) 305,000 308
UBS Group, VR, 9.25%  (1)(10)(11) 200,000 212
UBS Group, VR, 9.25%  (1)(10)(11) 200,000 209
UnitedHealth Group, 4.50%, 4/15/33  420,000 402
UnitedHealth Group, 5.05%, 4/15/53  625,000 586
UnitedHealth Group, 5.875%, 2/15/53  370,000 394
Utah Acquisition Sub, 3.95%, 6/15/26  1,136,000 1,081

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Utah Acquisition Sub, 5.25%, 6/15/46  40,000 31
VF, 2.95%, 4/23/30  250,000 202
Viatris, 3.85%, 6/22/40  381,000 262
Viatris, 4.00%, 6/22/50  210,000 135
Vistra Operations, 5.125%, 5/13/25  (1) 465,000 457
Vistra Operations, 6.95%, 10/15/33  (1) 175,000 179
Volkswagen Group of America Finance, 3.20%, 9/26/26  (1) 970,000 908
Walt Disney, 3.60%, 1/13/51  230,000 174
Warnermedia Holdings, 3.755%, 3/15/27  690,000 649
Wells Fargo, 4.30%, 7/22/27  370,000 355
Wells Fargo, VR, 2.393%, 6/2/28  (10) 2,740,000 2,448
Wells Fargo, VR, 2.572%, 2/11/31  (10) 2,800,000 2,343
Wells Fargo, VR, 2.879%, 10/30/30  (10) 1,150,000 983
Wells Fargo, VR, 3.196%, 6/17/27  (10) 125,000 118
Wells Fargo, VR, 6.491%, 10/23/34  (10) 380,000 397
Western Midstream Operating, 4.50%, 3/1/28  85,000 81
Westlake, 1.625%, 7/17/29 (EUR)  215,000 201
Williams, 3.75%, 6/15/27  1,090,000 1,033
Xcel Energy, 3.40%, 6/1/30  475,000 426
Total Corporate Bonds (Cost $109,463) 102,777
EQUITY MUTUAL FUNDS 10.3%
T. Rowe Price Institutional Emerging Markets Equity Fund  (3) 1,745,466 54,982
T. Rowe Price Multi-Strategy Total Return Fund - I Class  (3) 10,475,921 102,454
T. Rowe Price Real Assets Fund - I Class  (3) 3,773,435 50,791
Total Equity Mutual Funds (Cost $205,038) 208,227
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.0%
Republic of Bulgaria, 4.375%, 5/13/31 (EUR)  306,000 338
Republic of Bulgaria, 4.875%, 5/13/36 (EUR)  349,000 385
Total Foreign Government Obligations & Municipalities (Cost
$689) 723
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.6%
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, STEP,
2.881%, 12/25/66  (1) 269,965 234
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
TSFR + 1.297%, 6.62%, 9/15/32  (1) 235,000 231
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51  (1) 491,652 371

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.597%, 11/15/34  (1) 235,000 82
BFLD, Series 2019-DPLO, Class C, ARM, 1M TSFR + 1.654%,
6.977%, 10/15/34  (1) 750,000 737
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56  (1) 237,471 199
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B,
ARM, 1M TSFR + 3.141%, 8.464%, 6/15/27  (1) 625,000 624
BX Trust, Series 2021-ARIA, Class B, ARM, 1M TSFR + 1.411%,
6.734%, 10/15/36  (1) 410,000 393
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51  (1) 489,568 369
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51  (1) 197,921 156
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65  (1) 55,878 53
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  275,977 265
Connecticut Avenue Securities, Series 2017-C06, Class 1M2B,
CMO, ARM, SOFR30A + 2.764%, 8.093%, 2/25/30  208,625 209
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, SOFR30A + 1.114%, 6.443%, 2/25/30  70,295 70
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, PRIME +
0.00%, 8.50%, 6/15/34  (1) 360,000 360
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.174%,
9/15/45  (1) 510,000 297
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A,
ARM, 3.673%, 9/10/35  (1) 205,000 183
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M TSFR + 0.964%, 6.00%, 3/25/50  (1) 76,674 71
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO, ARM,
2.44%, 1/25/50  (1) 107,491 95
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57  (1) 31,191 27
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58  (1) 23,920 22
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.747%, 7.07%, 12/15/36  (1) 425,000 420
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 4.154%, 7/25/44  (1) 5,169 5
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.925%, 10/25/50  (1) 219,260 177
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51  (1) 369,755 279
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52  (1) 380,043 287

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56  (1) 166,240 128
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33  (1) 190,000 165
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50  (1) 83,301 71
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50  (1) 96,454 83
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.574%, 12/25/50  (1) 291,538 235
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50  (1) 81,477 70
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50  (1) 7,627 7
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50  (1) 17,844 17
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.264%, 6/25/50  (1) 303,231 248
MFA Trust, Series 2022-INV2, Class A1, CMO, STEP, 4.95%,
7/25/57  (1) 434,015 418
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, CMO,
ARM, 2.75%, 7/25/59  (1) 2,461 2
Morgan Stanley Residential Mortgage Loan Trust, Series  2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68  (1) 148,380 150
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51  (1) 294,829 222
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60  (1) 214,855 186
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP, 7.513%,
10/25/63  (1) 98,944 100
SCG Mortgage Trust, Series 2023-NASH, Class A, ARM, 1M TSFR
+ 2.391%, 7.722%, 12/15/40  (1) 575,000 574
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.437%, 4/25/43  155,635 144
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.779%, 8/25/47  (1) 229,405 203
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47  (1) 47,418 42
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48  (1) 11,616 10
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48  (1) 35,628 32
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59  (1) 9,097 9
Structured Agency Credit Remic Trust, Series 2023-HQA3, Class
A1, CMO, ARM, SOFR30A + 1.85%, 7.172%, 11/25/43  (1) 180,000 181

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 7.628%, 8/25/33  (1) 214,203 216
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, CMO,
ARM, 1M TSFR + 1.114%, 6.457%, 10/25/59  (1) 97,219 97
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51  (1) 382,385 289
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60  (1) 100,000 95
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66  (1) 222,631 173
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  1,335,000 1,139
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class
C, ARM, 1M TSFR + 1.914%, 7.237%, 2/15/40  (1) 264,000 238
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36  (1) 102,474 78
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$13,708) 11,838
PREFERRED STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Automobiles 0.0%
Dr. Ing. h.c. F. Porsche (EUR)  10,092 925
Total Consumer Discretionary 925
Total Preferred Stocks (Cost $855) 925
PRIVATE INVESTMENT COMPANIES 6.2%
Blackstone Partners Offshore Fund  (6) 54,754 126,782
Total Private Investment Companies (Cost $85,216) 126,782
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 5.3%
U.S. Government Agency Obligations 3.9%
Federal Home Loan Mortgage
2.50%, 4/1/30  124,407 117
3.00%, 12/1/42 - 4/1/47  475,038 419
3.50%, 8/1/42 - 3/1/44  423,534 388
4.00%, 8/1/40 - 9/1/45  328,078 307
4.50%, 6/1/39 - 10/1/41  254,151 246
5.00%, 7/1/25 - 8/1/40  176,526 177
5.50%, 10/1/38  54,847 56
6.00%, 10/1/32 - 8/1/38  49,585 51
6.50%, 9/1/32 - 9/1/34  15,305 16

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
7.00%, 4/1/32 - 6/1/32  1,994 2
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 5.926%, 10/1/36  1,980 2
RFUCCT1Y + 1.725%, 5.975%, 7/1/35  720 1
RFUCCT1Y + 1.785%, 4.035%, 2/1/37  519 —
RFUCCT1Y + 1.842%, 4.091%, 1/1/37  5,651 6
RFUCCT1Y + 1.918%, 4.292%, 2/1/37  5,020 5
RFUCCT1Y + 1.93%, 4.187%, 12/1/36  4,318 4
RFUCCT1Y + 2.031%, 5.049%, 11/1/36  7,106 7
RFUCCT1Y + 2.162%, 4.558%, 2/1/37  5,279 5
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  228,601 45
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36 - 4/1/37  552,620 471
2.00%, 8/1/36 - 5/1/52  7,343,027 5,779
2.50%, 3/1/42 - 5/1/52  6,991,970 5,700
3.00%, 5/1/31 - 6/1/52  2,954,554 2,561
3.50%, 6/1/47 - 11/1/50  1,446,213 1,300
4.00%, 8/1/37 - 2/1/50  866,069 814
4.50%, 5/1/50 - 11/1/52  1,604,611 1,505
5.00%, 10/1/52 - 5/1/53  222,638 215
5.50%, 8/1/53  974,740 961
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  87,972 77
3.50%, 6/1/42 - 5/1/46  695,858 634
4.00%, 11/1/40  175,895 167
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.869%,
6.119%, 8/1/36  6,748 7
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  1,067 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  1,873,722 1,558
2.00%, 5/1/36 - 5/1/52  21,970,259 17,486
2.50%, 8/1/30 - 9/1/52  13,793,354 11,452
3.00%, 1/1/27 - 4/1/52  9,333,541 8,171
3.50%, 2/1/35 - 8/1/52  4,933,920 4,465
4.00%, 7/1/35 - 12/1/49  3,664,023 3,425
4.50%, 7/1/39 - 8/1/52  2,295,923 2,190
5.00%, 3/1/34 - 9/1/53  2,202,149 2,154
5.50%, 12/1/34 - 10/1/53  944,822 945
6.00%, 3/1/33 - 9/1/53  2,357,992 2,390
6.50%, 7/1/32 - 5/1/40  123,901 130
7.00%, 1/1/31 - 7/1/32  1,974 2
UMBS, TBA  (13)
2.00%, 12/1/38  815,000 712
5.00%, 12/1/53  855,000 823
5.50%, 12/1/53  590,000 581
6.00%, 12/1/53  445,000 446

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.50%, 12/1/53  1,070,000 1,087
80,062
U.S. Government Obligations 1.4%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  459,689 388
2.00%, 3/20/51 - 3/20/52  5,521,263 4,457
2.50%, 8/20/50 - 3/20/52  5,480,206 4,579
3.00%, 7/15/43 - 6/20/52  4,902,947 4,262
3.50%, 8/20/42 - 7/20/52  3,074,738 2,785
4.00%, 2/20/41 - 10/20/52  3,006,709 2,793
4.50%, 11/20/39 - 10/20/52  2,217,976 2,118
5.00%, 7/20/39 - 6/20/49  1,007,440 999
5.50%, 1/20/36 - 3/20/49  522,789 529
6.00%, 4/15/36 - 12/20/38  21,837 23
7.00%, 2/20/27 - 9/20/53  350,016 360
7.50%, 12/15/25 - 6/15/32  4,008 4
8.00%, 10/20/25  77 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  59,658 53
3.50%, 10/20/50  250,000 199
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  49,540 7
4.00%, 2/20/43  32,166 4
Government National Mortgage Assn., TBA  (13)
2.00%, 12/20/53  385,000 311
4.50%, 12/20/53  85,000 80
5.00%, 12/20/53  495,000 481
5.50%, 12/20/53  1,920,000 1,906
6.00%, 12/20/53  875,000 881
6.50%, 12/20/53  485,000 493
27,712
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $118,029) 107,774
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 6.6%
U.S. Treasury Obligations 6.6%
U.S. Treasury Bonds, 1.875%, 2/15/41  435,000 290
U.S. Treasury Bonds, 3.00%, 8/15/52  (14)(15) 9,160,000 6,910
U.S. Treasury Bonds, 3.375%, 8/15/42  (15) 11,735,000 9,762
U.S. Treasury Bonds, 3.625%, 2/15/53  8,105,000 6,916
U.S. Treasury Bonds, 3.625%, 5/15/53  501,800 428
U.S. Treasury Bonds, 3.875%, 2/15/43  4,330,000 3,863
U.S. Treasury Bonds, 4.00%, 11/15/42  8,295,000 7,542
U.S. Treasury Bonds, 4.00%, 11/15/52  5,280,000 4,826

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 0.625%, 12/31/27  3,490,000 3,006
U.S. Treasury Notes, 0.625%, 8/15/30  11,815,000 9,269
U.S. Treasury Notes, 1.50%, 1/31/27  9,295,000 8,498
U.S. Treasury Notes, 2.25%, 1/31/24  8,100,000 8,058
U.S. Treasury Notes, 3.25%, 6/30/27  1,520,000 1,462
U.S. Treasury Notes, 3.875%, 11/30/27  4,545,000 4,462
U.S. Treasury Notes, 3.875%, 11/30/29  4,570,000 4,451
U.S. Treasury Notes, 4.125%, 6/15/26  5,835,000 5,777
U.S. Treasury Notes, 4.125%, 9/30/27  2,575,000 2,551
U.S. Treasury Notes, 4.125%, 10/31/27  415,000 411
U.S. Treasury Notes, 4.125%, 8/31/30  6,840,000 6,743
U.S. Treasury Notes, 4.125%, 11/15/32  8,130,000 7,983
U.S. Treasury Notes, 4.625%, 9/15/26  19,008,100 19,073
U.S. Treasury Notes, 4.625%, 10/15/26  11,890,000 11,935
134,216
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $140,469) 134,216
SHORT-TERM INVESTMENTS 4.6%
Money Market Funds 4.6%
T. Rowe Price Treasury Reserve Fund, 5.41%  (3)(16) 93,675,478 93,675
Total Short-Term Investments (Cost $93,675) 93,675
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.42%  (3)(16) 1,860,825 1,861
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 1,861
Total Securities Lending Collateral (Cost $1,861) 1,861
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 12/22/23 @
$110.00  (5) 139 15,262 130

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
USD / EUR Call,
12/14/23 @
EUR1.09  (5) 1 10,500 61
Total Options Purchased (Cost $202) 191
Total Investments in Securities
100.5% of Net Assets
(Cost $1,838,890) $ 2,040,007
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$45,219 and represents 2.2% of net assets.
(2) All or a portion of this loan is unsettled as of November 30, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$3,328 and represents 0.2% of net assets.
(8) See Note 4 . All or a portion of this security is on loan at November 30, 2023.
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Perpetual security with no stated maturity date.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $7,801 and represents 0.4% of net assets.
(14) All or a portion of this security is pledged to cover or as collateral for written call options at November 30, 2023.

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
(15) At November 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PRIME Prime rate
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
TWD Taiwan Dollar

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Call,
1/19/24 @ $4,575.00 136 62,122 (1,187)
Total Options Written (Premiums $(1,023)) $ (1,187)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 7,325 181 194 (13)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 608 15 14 1
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S16, 40 year Index), Pay 0.50%
Monthly, Receive upon credit default,
4/17/65 608 18 18 —
Total Bilateral Credit Default Swaps, Protection
Bought 226 (12)
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 113 1 1 —
Total Bilateral Credit Default Swaps, Protection Sold 1 —
Total Bilateral Swaps 227 (12)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/28 * 3,153 154 8 146
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 * 21,048 396 275 121

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/28 * 2,413 5 (25) 30
Total Centrally Cleared Credit Default Swaps,
Protection Sold 297
Interest Rate Swaps 0.0%
5 Year Interest Rate Swap, Receive Fixed
3.049% Annually, Pay Variable 4.071% (6M
EURIBOR) Semi-Annually, 11/20/28 (EUR) 23,086 129 — 129
5 Year Interest Rate Swap, Receive Fixed
3.111% Annually, Pay Variable 4.076% (6M
EURIBOR) Semi-Annually, 11/17/28 (EUR) 20,159 172 — 172
30 Year Interest Rate Swap, Pay Fixed
2.843% Annually, Receive Variable 4.071%
(6M EURIBOR) Semi-Annually, 11/20/53
(EUR) 4,949 (105) — (105)
30 Year Interest Rate Swap, Pay Fixed
2.898% Annually, Receive Variable 4.076%
(6M EURIBOR) Semi-Annually, 11/17/53
(EUR) 4,690 (155) — (155)
Total Centrally Cleared Interest Rate Swaps 41
Total Centrally Cleared Swaps 338
Net payments (receipts) of variation margin to date (350)
Variation margin receivable (payable) on centrally cleared swaps $ (12)
* Credit ratings as of November 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $34.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/19/24 CAD 5,400 USD 3,983 $ —
Bank of America 1/19/24 JPY 440,020 USD 2,969 24
Bank of America 1/19/24 NZD 1,665 USD 1,000 26
Bank of America 1/19/24 USD 656 CAD 903 (10)
Canadian Imperial Bank
of Commerce 1/19/24 USD 646 CAD 889 (10)
Citibank 12/8/23 THB 35,250 USD 997 5
Citibank 1/17/24 USD 1,007 KRW 1,335,280 (23)
Citibank 1/19/24 AUD 3,120 USD 1,996 68
Citibank 1/19/24 USD 656 CAD 903 (10)
Citibank 1/19/24 USD 983 NZD 1,665 (42)
Deutsche Bank 1/17/24 USD 996 KRW 1,331,415 (31)
Deutsche Bank 1/19/24 JPY 440,020 USD 2,970 22
Deutsche Bank 1/19/24 USD 1,968 AUD 3,120 (97)
Goldman Sachs 1/19/24 USD 1,299 JPY 191,947 (6)
HSBC Bank 12/7/23 PHP 55,576 USD 997 5
HSBC Bank 1/19/24 USD 1,952 CAD 2,705 (43)
JPMorgan Chase 1/19/24 USD 2,598 JPY 383,952 (13)
Morgan Stanley 12/8/23 USD 975 THB 35,250 (28)
Standard Chartered 1/17/24 KRW 2,666,695 USD 2,048 8
State Street 1/19/24 USD 2,037 JPY 304,140 (31)
UBS Investment Bank 12/7/23 PHP 55,799 USD 1,001 5
UBS Investment Bank 12/7/23 USD 1,956 PHP 111,375 (51)
UBS Investment Bank 2/23/24 USD 2,042 EUR 1,872 (3)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (235)

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 53 MSCI EAFE Index contracts 12/23 (5,636) $ (55)
Long, 80 S&P 500 E-Mini Index contracts 12/23 18,307 519
Long, 620 U.S. Treasury Notes five year contracts 3/24 66,248 483
Long, 510 U.S. Treasury Notes two year contracts 3/24 104,275 26
Short, 107 Ultra U.S. Treasury Bonds contracts 3/24 (13,161) (249)
Short, 43 Ultra U.S. Treasury Notes ten year contracts 3/24 (4,881) 7
Net payments (receipts) of variation margin to date (872)
Variation margin receivable (payable) on open futures contracts $ (141)

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.20%  $ — $ (5,948) $ 2,254
T. Rowe Price Inflation Protected Bond Fund - I
Class, 5.80%  — (2) —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.70%  (1,871) 4,817 3,055
T. Rowe Price Institutional Emerging Markets
Equity Fund  — (698) —
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.83%  (462) 1,265 1,775
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.99%  (615) 3,029 3,316
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.62%  (203) 1,965 1,626
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 5.65%  — (2) 3
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  (120) 3,173 —
T. Rowe Price Real Assets Fund - I Class  — 1,819 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.66%  (3,350) (1,866) 832
T. Rowe Price Government Reserve Fund, 5.42% — — —++
T. Rowe Price Treasury Reserve Fund, 5.41% — — 3,477
Totals $ (6,621)# $ 7,552 $ 16,338+

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.20%  $ 118,276 $ 2,254 $ — $ 114,582
T. Rowe Price Inflation
Protected Bond Fund - I Class,
5.80%  8 1 — 7
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.70%  105,353 3,055 6,871 106,354
T. Rowe Price Institutional
Emerging Markets Equity Fund  55,680 — — 54,982
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.83%  43,360 1,775 8,973 37,427
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
7.99%  94,487 3,316 4,115 96,717
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.62%  110,636 1,626 1,203 113,024
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 5.65%  77 3 — 78
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  100,401 — 1,120 102,454
T. Rowe Price Real Assets Fund
- I Class  36,232 12,740 — 50,791
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
4.66%  48,720 1,557 7,350 41,061
T. Rowe Price Government
Reserve Fund, 5.42% 1,783   ¤   ¤ 1,861
T. Rowe Price Treasury Reserve
Fund, 5.41% 136,089   ¤   ¤ 93,675
Total $ 813,013^

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $16,338 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $900,591.

T. ROWE PRICE Spectrum Conservative Allocation Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,838,890) $ 2,040,007
Receivable for investment securities sold 14,399
Interest and dividends receivable 3,691
Receivable for shares sold 1,130
Bilateral swap premiums paid 227
Unrealized gain on forward currency exchange contracts 163
Foreign currency (cost $155) 155
Cash 88
Unrealized gain on bilateral swaps 1
Other assets 2,235
Total assets 2,062,096
Liabilities
Payable for investment securities purchased 21,001
Payable for shares redeemed 2,509
Obligation to return securities lending collateral 1,861
Options written (premiums $1,023) 1,187
Unrealized loss on forward currency exchange contracts 398
Investment management fees payable 359
Variation margin payable on futures contracts 141
Due to affiliates 104
Unrealized loss on bilateral swaps 13
Variation margin payable on centrally cleared swaps 12
Payable to directors 1
Other liabilities 5,189
Total liabilities 32,775
NET ASSETS $ 2,029,321

T. ROWE PRICE Spectrum Conservative Allocation Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 118,007
Paid-in capital applicable to 109,876,041 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 1,911,314
NET ASSETS $ 2,029,321
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,023,787; Shares outstanding: 55,403,683) $ 18.48
I Class
(Net assets: $1,005,534; Shares outstanding: 54,472,358) $ 18.46

T. ROWE PRICE Spectrum Conservative Allocation Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $165) $ 21,843
    Interest 7,578
Securities lending 8
Total income 29,429
Expenses
Investment management 4,429
Shareholder servicing
Investor Class $ 674
I Class 90 764
Prospectus and shareholder reports
Investor Class 35
I Class 8 43
Custody and accounting 171
Registration 32
Legal and audit 25
Proxy and annual meeting 22
Directors 4
Miscellaneous 45
Waived / paid by Price Associates (2,166)
Total expenses 3,369
Net investment income 26,060

T. ROWE PRICE Spectrum Conservative Allocation Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $2) 20,472
Futures 197
Swaps 200
Options written (4,103)
Forward currency exchange contracts 206
Foreign currency transactions 18
Net realized gain 16,990
Change in net unrealized gain / loss
Securities 31,563
Futures 1,127
Swaps 184
Options written (105)
Forward currency exchange contracts (166)
Other assets and liabilities denominated in foreign currencies 45
Change in net unrealized gain / loss 32,648
Net realized and unrealized gain / loss 49,638
INCREASE IN NET ASSETS FROM OPERATIONS
$ 75,698

T. ROWE PRICE Spectrum Conservative Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 26,060 $ 52,109
Net realized gain (loss) 16,990 (18,367)
Change in net unrealized gain / loss 32,648 (50,066)
Increase (decrease) in net assets from operations 75,698 (16,324)
Distributions to shareholders
Net earnings
Investor Class (15,466) (61,487)
I Class (15,462) (56,572)
Decrease in net assets from distributions (30,928) (118,059)
Capital share transactions
*
Shares sold
Investor Class 55,725 93,020
I Class 61,657 121,241
Distributions reinvested
Investor Class 14,727 58,762
I Class 14,997 54,952
Shares redeemed
Investor Class (116,067) (288,007)
I Class (85,678) (178,999)
Decrease in net assets from capital share
transactions (54,639) (139,031)

T. ROWE PRICE Spectrum Conservative Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Net Assets
Decrease during period (9,869) (273,414)
Beginning of period 2,039,190 2,312,604
End of period $ 2,029,321 $ 2,039,190
*Share information (000s)
Shares sold
Investor Class 3,059 5,107
I Class 3,380 6,679
Distributions reinvested
Investor Class 817 3,331
I Class 832 3,119
Shares redeemed
Investor Class (6,373) (15,861)
I Class (4,713) (9,885)
Decrease in shares outstanding (2,998) (7,510)

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Conservative Allocation
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund has two classes of shares: the Spectrum Conservative Allocation Fund (Investor Class)
and the Spectrum Conservative Allocation Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class;
separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain

T. ROWE PRICE Spectrum Conservative Allocation Fund

for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Spectrum Conservative Allocation Fund

The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Spectrum Conservative Allocation Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services

T. ROWE PRICE Spectrum Conservative Allocation Fund

to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Spectrum Conservative Allocation Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 381,473 $ — $ 381,473
Bond Mutual Funds 509,250 — — 509,250
Common Stocks 551,330 163,714 592 715,636
Convertible Bonds — — — —
Convertible Preferred Stocks — — 1,987 1,987
Equity Mutual Funds 208,227 — — 208,227
Preferred Stocks — 925 — 925
Private Investment Companies — — 126,782 126,782
Short-Term Investments 93,675 — — 93,675
Securities Lending Collateral 1,861 — — 1,861
Options Purchased 130 61 — 191
Total Securities 1,364,473 546,173 129,361 2,040,007
Swaps* — 813 — 813
Forward Currency Exchange
Contracts — 163 — 163
Futures Contracts* 1,035 — — 1,035
Total $ 1,365,508 $ 547,149 $ 129,361 $ 2,042,018
Liabilities
Options Written $ — $ 1,187 $ — $ 1,187
Swaps* — 260 — 260
Forward Currency Exchange
Contracts — 398 — 398
Futures Contracts* 304 — — 304
Total $ 304 $ 1,845 $ — $ 2,149

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
November 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2023, totaled $3,066,000 for the six months ended November 30, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
11/30/23
Investment in Securities
Common Stocks $ 1,299 $ (4) $ 273 $ (976) $ 592
Convertible Bonds 6 (6) — — —
Convertible Preferred Stocks 2,924 (606) 29 (360) 1,987
Private Investment Companies 127,752 5,030 — (6,000) 126,782
Total $ 131,981 $ 4,414 $ 302 $ (7,336) $ 129,361
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $ 592 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Relative value —# —# —#
Enterprise
value to sales
multiple
1.7x
– 9.8x
5.5x Increase
Sales growth
rate
7%
– 55%
23% Increase
Enterprise
value to gross
profit multiple
4.7x
– 13.1x
9.1x Increase
Gross profit
growth rate
24%
– 37%
25% Increase
Price-to-
earnings
multiple
8.4x
– 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0%
– 85%
43% Increase
Price to
tangible book
value multiple
1.4x
– 1.6x
1.5x Increase
Tangible book
value growth
rate
6% 6% Increase
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 5% 5% Increase
Volatility 35%
– 41%
35% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Bonds
$ - Recent
comparable
transaction
price(s)
Discount for
uncertainty
100% 100% Decrease
Convertible
Preferred
Stocks
$ 1,987 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
25%
– 50%
33% Increase
Enterprise
value to sales
multiple
1.0x
– 9.8x
5.0x Increase
Sales growth
rate
7%
– 129%
32% Increase
Projected
enterprise
value to sales
multiple
3.6x
– 5.1x
4.7x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
– 8.4x
7.6x Increase
Enterprise
value to gross
profit multiple
1.6x
– 14.6x
8.7x Increase
Gross profit
growth rate
16%
– 46%
26% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
7.5x 7.5x Increase
EBITDA
growth rate
65% 65% Increase
Projected
enterprise
value to
EBITDA
multiple
15.1x 15.1x Increase
Enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase
Price-to-
earnings
multiple
8.4x
- 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0% - 85% 43% Increase
Rate of return 40% 40% Decrease
Discount rate
for cost of
capital
15%
- 40%
22% Decrease
Discount for
uncertainty
70%
- 100%
74% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 126,782 Rollforward of
Investee NAV
Estimated
return
0.82% 0.82% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Spectrum Conservative Allocation Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Centrally Cleared Swaps
,
Futures
,
Securities^ $ 947
Foreign exchange derivatives
Forwards
,
Securities^ 224
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 512
Equity derivatives Futures 519
^
,*
Total $ 2,202
^
,*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 509
Foreign exchange derivatives Forwards 398
Equity derivatives
Futures
,
Options Written 1,242
Total $ 2,149
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ 3 $ — $ (2,535) $ — $ (74) $ (2,606)
Foreign
exchange
derivatives (185) — — 206 — 21
Credit
derivatives (7) — — — 274 267
Equity
derivatives — (4,103) 2,732 — — (1,371)
Total $ (189) $ (4,103) $ 197 $ 206 $ 200 $ (3,689)
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ 6 $ — $ 452 $ — $ 41 $ 499
Foreign
exchange
derivatives 72 — — (166) — (94)
Credit
derivatives — — — — 143 143
Equity
derivatives — (105) 675 — — 570
Total $ 78 $ (105) $ 1,127 $ (166) $ 184 $ 1,118
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties

T. ROWE PRICE Spectrum Conservative Allocation Fund

is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30, 2023, securities valued at $5,270,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2023, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of November 30, 2023, securities valued at $6,933,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended
November 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure

T. ROWE PRICE Spectrum Conservative Allocation Fund

to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 5% and 11% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying
Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the

T. ROWE PRICE Spectrum Conservative Allocation Fund

holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30,
2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 5% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks.
The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying
Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of
Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and
Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin).

T. ROWE PRICE Spectrum Conservative Allocation Fund

Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2023, the notional amount of protection sold by the fund totaled $26,737,000 (1.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 5% of net assets.

T. ROWE PRICE Spectrum Conservative Allocation Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the

T. ROWE PRICE Spectrum Conservative Allocation Fund

underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such

T. ROWE PRICE Spectrum Conservative Allocation Fund

counterparty. As of November 30, 2023, securities valued at $42,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of November 30, 2023.
Investment in Blackstone Partners Offshore Fund  The fund invested in Blackstone
Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management (BAAM), a unit of Blackstone
Group L.P. (Blackstone). Blackstone Partners provides the fund exposure to alternative investments primarily through Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss.
Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights.
In addition, Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone Partners or an underlying fund’s management. As of November 30, 2023, the fund’s investment in Blackstone
Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing

T. ROWE PRICE Spectrum Conservative Allocation Fund

fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2023, the value of loaned securities was
$1,543,000; the value of cash collateral and related investments was $1,861,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $219,083,000 and $259,858,000, respectively, for the six months ended November 30, 2023. Purchases and sales of U.S. government securities aggregated $367,238,000 and $369,325,000, respectively, for the six months ended
November 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2023, the fund had $56,730,000 of available capital loss carryforwards.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $1,862,493,000. Net unrealized gain aggregated $177,631,000 at period-end, of which $344,519,000 related to appreciated investments and $166,888,000 related to depreciated investments.

T. ROWE PRICE Spectrum Conservative Allocation Fund

NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2023, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the fund was not subject to a contractual expense limitation.
During the limitation period, Price Associates is required to waive its management fee and pay the fund for any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The fund is required to repay Price Associates for expenses previously waived/paid to the extent its

T. ROWE PRICE Spectrum Conservative Allocation Fund

net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2023 as indicated in the table below. At November 30, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2023, expenses incurred pursuant to these service agreements were
Investor Class I Class
Expense limitation/I Class Limit 0.79% 0.05%
Expense limitation date 09/30/25 09/30/24
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Spectrum Conservative Allocation Fund

$56,000 for Price Associates; $387,000 for T. Rowe Price Services, Inc.; and $12,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets.
Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the six months ended November 30, 2023, are as follows:
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.49% $ 280
T. Rowe Price Inflation Protected Bond Fund - I Class 0.17% —

T. Rowe Price Institutional Emerging Markets Bond
Fund 0.70% 367

T. ROWE PRICE Spectrum Conservative Allocation Fund

Total management fee waived was allocated ratably in the amounts of $1,104,000 and
$1,062,000 for the Investor Class and I Class, respectively, for the six months ended
November 30, 2023.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the six months ended November 30, 2023, these reimbursements amounted to $8,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% $ 308
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 109
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 241
T. Rowe Price International Bond Fund (USD Hedged)
- I Class 0.49% 269
T. Rowe Price Limited Duration Inflation Focused Bond
Fund - I Class 0.25% —

T. Rowe Price Multi-Strategy Total Return Fund - I Class 1.00% 437
T. Rowe Price Real Assets Fund - I Class 0.64% 142
T. Rowe Price U.S. Treasury Long-Term Index Fund - I
Class 0.06% 13
Total Management Fee Waived $ 2,16 6

T. ROWE PRICE Spectrum Conservative Allocation Fund

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Spectrum Conservative Allocation Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 153,732,655 10,630,075
Mark J. Parrell 154,658,927 9,656,483
Kellye L. Walker 154,019,917 10,398,997
Eric L. Veiel 153,657,119 10,668,080

T. ROWE PRICE Spectrum Conservative Allocation Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Spectrum Conservative Allocation Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Spectrum Conservative Allocation Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F101-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Funds II, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024